Commitments for expenditure - Purchase commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments for expenditure
Commitments for the facility construction	$ 333,211	$ 484,468	$ 239,759
Commitments for the acquisition of property, plant and equipment	1,209,335	476,132	800,597
Commitments for the acquisition of intangible assets	5,732	5,596	5,491
Total capital commitments	$ 1,548,278	$ 966,196	$ 1,045,847